UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from October 28, 2015 to November 24, 2015

Commission File Number of issuing entity: 333-171055-01 Central Index Key Number of issuing entity: 0001108348

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-171055-02 Central Index Key Number of issuing entity: 0000921864

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-171055-03 Central Index Key Number of sponsor (if applicable): 0001522616

CITIBANK, N.A.

(Exact name of sponsor and depositor as specified in its charter)

Christopher R. Becker, Esq., Assistant General Counsel---Capital Markets and Corporate Reporting, (718)-248-4092
(Name and telephone number, including area code, of the person to contact in connection with this filing.)

13-5266470 (I.R.S. Employer Identification No.)
c/o CITIBANK, N.A.
701 East 60th Street North,
Mail Code 1251
Sioux Falls, South Dakota	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626
(Telephone number, including area code)
NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided below and in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the Citibank Credit Card Master Trust I's  assets and the collateral certificate for the due period ending November 24, 2015 and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

The issuance trust's primary asset - and its primary source of funds for the payment of principal of and interest on the notes - is a collateral certificate issued by the master trust to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

During the due period ending November 24, 2015 no master trust assets were the subject of a demand to repurchase or replace for breach of the representations and warranties in the underlying transaction agreements. The most recent Form ABS-15G filed by Citibank, N.A. was filed on February 17, 2015 under CIK number 0001541816.

For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust's Registration Statement on Form S-3 (File No. 333-171055-01), as amended or supplemented to the date hereof.

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On November 6, 2015, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2015-B4 Notes of November 2016 (Legal Maturity Date November 2018) in the principal amount of $925,000,000. The sale of the Class 2015-B4 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof.

On November 6, 2015, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2015-C4 Notes of November 2016 (Legal Maturity Date November 2018) in the principal amount of $1,300,000,000. The sale of the Class 2015-C4 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof.

Item 7. Change of Sponsor Interest in the Securities.
Citibank, N.A.’s interest in the securities was $17,664,551,861 and $17,275,376,593, as of October 27, 2015 and November 24, 2015, respectively. Each such amount being equal to the aggregate principal balance of the receivables in the master trust as of such date minus the aggregate unpaid principal balance of all notes issued by the issuance trust that were outstanding as of the same date other than any notes outstanding on the same date anticipated to be held for the life of such notes by Citibank, N.A. or its wholly owned affiliates.

On November 6, 2015, the issuance trust issued and Citibank, N.A. purchased (i) a tranche of Notes of the Citiseries entitled Floating Rate Class 2015-B4 Notes of November 2016 (Legal Maturity Date November 2018) in the principal amount of $925,000,000 and (ii) a tranche of Notes of the Citiseries entitled Floating Rate Class 2015-C4 Notes of November 2016 (Legal Maturity Date November 2018) in the principal amount of $1,300,000,000. As a result, Citibank, N.A.’s interest in the notes outstanding on November 24, 2015 increased by $815,000,000 from October 27, 2015.

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending November 24, 2015 and the related Payment Dates for the Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: December 15, 2015	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President